Condensed Financial Information of the Company - Statements of comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Costs of revenues
Total costs of revenues	¥ (19,278,641)	$ (2,954,581)	¥ (6,338,778)	¥ (2,905,249)
Sales and marketing expenses	(41,194,599)	(6,313,349)	(27,174,249)	(13,441,813)
General and administrative expenses	(1,507,297)	(231,003)	(1,296,712)	(6,456,612)
Total operating expenses	(49,593,549)	(7,600,544)	(32,341,319)	(21,014,482)
Operating loss	(9,380,325)	(1,437,598)	(8,538,211)	(10,799,741)
Interest income	2,455,366	376,301	1,541,825	584,940
Interest expense	(757,336)	(116,067)	(145,858)
Foreign exchange gain	225,197	34,513	63,179	10,037
Other loss	193,702	29,686	82,786	(12,361)
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	83,654	12,821	28,676
Loss before income tax	(7,179,742)	(1,100,344)	(6,967,603)	(10,217,125)
Income tax expenses	0	0	0	0
Net loss	(7,179,742)	(1,100,344)	(6,967,603)	(10,217,125)
Other comprehensive income net of tax of nil
Foreign currency translation difference, net of tax of nil	(2,495,958)	(382,522)	412,447	1,058,884
Comprehensive loss	(9,675,700)	(1,482,866)	(6,555,156)	(9,158,241)
Other comprehensive loss, net of tax	0		0	0
Foreign currency translation difference, tax	0		0	0
Parent Company | Reportable legal entity
Costs of revenues
Total costs of revenues	623,524	95,559	619,733	491,069
Sales and marketing expenses	(36,940)	(5,661)	(47,746)	(4,106)
General and administrative expenses	(6,746)	(1,034)	(3,245)	(4,101)
Total operating expenses	(43,686)	(6,695)	(50,991)	(8,207)
Operating loss	(667,210)	(102,254)	(670,724)	(499,276)
Interest income	126,502	19,387	318,166	207,597
Interest expense	(695,794)	(106,635)	(144,132)
Foreign exchange gain				113
Other loss	53,244	8,160	(31)
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	(5,996,484)	(919,002)	(6,470,882)	(9,925,559)
Loss before income tax	(7,179,742)	(1,100,344)	(6,967,603)	(10,217,125)
Income tax expenses	0	0	0	0
Net loss	(7,179,742)	(1,100,344)	(6,967,603)	(10,217,125)
Other comprehensive income net of tax of nil
Foreign currency translation difference, net of tax of nil	(2,495,958)	(382,522)	412,447	1,058,884
Comprehensive loss	(9,675,700)	$ (1,482,866)	(6,555,156)	(9,158,241)
Other comprehensive loss, net of tax	0		0	0
Foreign currency translation difference, tax	¥ 0		¥ 0	¥ 0